CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions		CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Ordinary shares CNY (¥) shares		Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip's shareholders' equity CNY (¥)	Total Ctrip's shareholders' equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2018		¥ 88,733			¥ 5		¥ 73,876	¥ 484	¥ (1,482)	¥ 15,943		¥ (2,111)	¥ 86,715		¥ 2,018
Balance (in shares) at Dec. 31, 2018 | shares	[1]				552,982,592							(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options		¥ 467					467						467
Issuance of ordinary shares for the exercise of stock options (in shares) | shares		5,883,328	5,883,328		6,837,992	[1]
Share-based compensation		¥ 1,714					1,680						1,680		34
Appropriations to statutory reserves								151		(151)
Foreign currency translation adjustments		(289)							(289)				(289)
Unrealized securities holding gains		266							266				266
Accretion of redeemable non-controlling interests		(44)								(44)			(44)
Net income / (loss)		6,998								7,055			7,055		(57)
Deconsolidation of shares in subsidiaries		(45)													(45)
Issuance of additional equity stake by subsidiaries		19													19
Disposal of shares in subsidiaries		2					2						2
Equity transaction in which a non-controlling interest in a subsidiary is exchanged for a non-controlling interest in another subsidiary							(25)						(25)		25
Business combination		267													267
Share issuance for the investments		7,615			¥ 1		7,614						7,615
Share issuance for the investments (in shares) | shares	[1]				32,870,648
Balance at Dec. 31, 2019		105,703		¥ (83)	¥ 6		83,614	635	(1,505)	22,803	¥ (83)	¥ (2,111)	103,442	¥ (83)	2,261
Balance (in shares) at Dec. 31, 2019 | shares	[1]				592,691,232							(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options		¥ 159					159						159
Issuance of ordinary shares for the exercise of stock options (in shares) | shares		3,495,960	3,495,960		6,935,904	[1]
Share-based compensation		¥ 1,873					1,873						1,873
Appropriations to statutory reserves								3		(3)
Foreign currency translation adjustments		75							75				75
Unrealized securities holding gains		(178)							(178)				(178)
Accretion of redeemable non-controlling interests		(40)								(40)			(40)
Net income / (loss)		(3,269)								(3,207)			(3,207)		(62)
Deconsolidation of shares in subsidiaries		176													176
Issuance of additional equity stake by subsidiaries		5													5
Disposal of shares in subsidiaries		(234)						(1)					(1)		(233)
Acquisition of additional shares in subsidiaries		(2,620)					(1,695)						(1,695)		(925)
Equity transaction in which a non-controlling interest in a subsidiary is exchanged for a non-controlling interest in another subsidiary							9						9		(9)
Balance at Dec. 31, 2020		101,567			¥ 6		83,960	637	(1,608)	19,470		¥ (2,111)	100,354		1,213
Balance (in shares) at Dec. 31, 2020 | shares	[1]				599,627,136							(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options		¥ 307			¥ 0		307						307
Issuance of ordinary shares for the exercise of stock options (in shares) | shares		5,106,035	5,106,035		5,321,521
Share-based compensation		¥ 1,681					1,681						1,681
Appropriations to statutory reserves								97		(97)
Foreign currency translation adjustments		2	$ 0						2				2
Unrealized securities holding gains		2							2				2
Accretion of redeemable non-controlling interests		0	0
Net income / (loss)		(645)								(550)			(550)		(95)
Issuance of ordinary shares, net of issuance costs		7,984					7,984						7,984
Issuance of ordinary shares, net of issuance costs (shares) | shares					36,380,900
Acquisition of additional shares in subsidiaries		(442)					(103)						(103)		(339)
Business combination		0													0
Establishment of subsidiaries		0													0
Balance at Dec. 31, 2021		¥ 110,456	$ 17,333		¥ 6		¥ 93,829	¥ 734	¥ (1,604)	¥ 18,823		¥ (2,111)	¥ 109,677		¥ 779
Balance (in shares) at Dec. 31, 2021 | shares					641,329,557							(23,432,968)

[1]	The number of shares outstanding and treasury stock have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 as detailed in Note 2 and Note 20.